SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ 13,221	$ 103,121
Deferred tax
Income tax expense	$ 13,221	$ 103,121